Revenues	6 Months Ended
Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenues

Note 5	Revenues
Revenues include both revenues from contracts with customers and other revenues (mainly subleases) which are out of scope from IFRS 15:

	Six months ended June 30,
in € thousand	2024	2023
Product sales	68,279	69,665
Other revenues from contracts with customers	1,847	3,710
Other non-IFRS 15 revenue	687	368
REVENUES	70,813	73,743

Disaggregated revenue information
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Six months ended June 30,
in € thousand	2024	2023
IXIARO	41,891	30,288
DUKORAL	14,945	17,140
Third party products	10,490	16,545
IXCHIQ	952	—
COVID VLA2001	—	5,691
PRODUCT SALES	68,279	69,665
IXCHIQ (1)	(420)	1,628
Services related to clinical trial material	—	1,396
Others	2,267	686
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,847	3,710
Other non-IFRS 15 revenue	687	368
REVENUES	70,813	73,743
(1) Revenues from these products were derived from contractual arrangements in connection with clinical trials and do not represent product sales.

In the six months ended June 30, 2024 product sales revenues were down by €1.4 million compared to the same period in 2023. Excluding last COVID VLA2001 sales in 2023, product sales increased by €4.3 million or 7% due to favorable sales in IXIARO.
IXIARO/JESPECT sales showed a 38% increase in sales, which was primarily the result of the U.S. Military returning to a more regular supply pattern in 2024 while no sales to the Department of Defense (DoD) were recorded in the first half of 2023. Foreign currency movements had no impact on product sales compared to the first half of 2023.

DUKORAL sales in the six months ended June 30, 2024 were 13% lower compared to the same period of 2023. This decrease is coming from lower volumes sold in most markets, as the sales in the first half of 2023 were positively impacted by customers rebuilding inventory, This was partly offset by effects from price increases. Foreign currency fluctuations had an immaterial impact on DUKORAL sales.
The first IXCHIQ product sales were recorded in the six months ended June 30, 2024, following the adoption of the U.S. Advisory Committee on Immunization Practices (ACIP)’s recommendations by the U.S. Centers for Disease Control and Prevention (CDC) in March 2024. Due to the limited shelf life of initial launch volumes and return rights granted to the U.S. distribution partners, revenue recognition was restricted only to doses sold by distributors.
Third Party product sales recorded a 37% decrease, which was mainly driven by lower sales of Rabipur/RabAvert and Encepur under the distribution agreement with Bavarian Nordic, following supply shortages primarily in the first quarter of 2024.
Other revenues, including revenues from collaborations, licensing and services amounted to €1.8 million in the six months ended June 30, 2024 compared to €3.7 million in the six months ended June 30, 2023 with the reduction mainly resulting from lower revenue recognition related to the R&D collaboration activities for chikungunya with Instituto Butantan.
Sales channels for product sales
Products are sold via the following sales channels:

	Six months ended June 30,
in € thousand	2024	2023
Direct product sales	57,423	50,879
Indirect product sales (Sales through distributors)	10,856	18,786
TOTAL PRODUCT SALES	68,279	69,665
Geographical markets
In presenting information on the basis of geographical markets, revenue is based on the final location where Valneva’s distribution partner sells the product or where the customer/partner is located.

	Six months ended June 30,
in € thousand	2024	2023
United States	20,137	8,299
Canada	16,034	15,374
Germany	7,611	9,977
Nordics	6,502	6,176
Austria	5,873	5,645
United Kingdom	5,554	9,536
France	2,955	2,753
Other Europe	4,048	6,111
Rest of World	2,099	9,872
REVENUE TOTAL	70,813	73,743
Nordics includes Finland, Denmark, Norway and Sweden
In the six months ended June 30, 2024, total revenues were down €2.9 million in comparison to the same period in 2023. Revenues from the United States and Canada positively contributed to this result. Sales to the U.S. military organizations increased considerably, being primarily the result of the U.S. Military returning to a more regular supply pattern in 2024 while no sales to the Department of Defense (DoD) were recorded in the first half of 2023. On the other hand sales in Europe decreased, mostly as a result of supply constraints.